Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Restricted cash	$ 64	$ 592
Goodwill Impairment charges	0	0	0
Capitalized/deferred costs, amortization	668	344	36
Foreign currency translation adjustments	66	(409)	1,205
Net foreign currency transaction gains (losses)	(24)	155	(907)
Advertising expense	6,471	3,632	2,094
Deferred Commissions
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	6,798	5,232
Capitalized/deferred costs, amortization	4,693	3,556	2,609
Capitalized/deferred costs, net of amortization	8,893	6,764
Capitalized In-Vehicle Device Costs
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	2,260	1,892
Capitalized/deferred costs, amortization	668	344	36
Capitalized/deferred costs, net of amortization	4,149	2,558
Term Loan
Significant Accounting Policies [Line Items]
Debt instrument, fair value	$ 25,000
Discount rate	4.50%
Capitalized internal-use software
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Customer Relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Customer Relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	9 years
Customer Relationships | Weighted Average
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	6 years
Trademarks | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Trademarks | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	9 years
Developed Technology Rights | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Developed Technology Rights | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	9 years
Patents
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	20 years
In-vehicle devices | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	4 years
In-vehicle devices | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	6 years